April 1, 2008


U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


RE:  VANGUARD VALLEY FORGE FUNDS
     FILE NO.  333-48863
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Commissioners:

Enclosed is Post-Effective Amendment No. 38 to the Trust's Registration Statement on Form N-1A, which we are filing pursuant to Rule 485(a) under the Securities Act of 1933. The principal purpose of this Amendment is to incorporate a supplement to the prospectus for the Vanguard Managed Payouts Funds (the "Funds"). The supplement announces that the Funds will hold a subscription period from April 21, 2008 through May 4, 2008, and commence operations on May 5, 2008. The Funds' Prospectus and Statement of Additional Information ("SAI") have been revised to reflect the requested effective date of April 21, 2008, as well as date the Funds are expected to commence operations, May 5, 2008. In addition, erroneous ticker symbols have been corrected in the Prospectus, and we have made a minor change to tax disclosure set forth in the SAI. No other changes have been made to the disclosure included in the current Prospectus and SAI, as set forth in Post-Effective Amendment No. 37 to the Registration Statement, which became effective on February 26, 2008. A separate request for acceleration has been made by the Funds' distributor, Vanguard Marketing Corporation.

You'll note that the Prospectus and Statement of Additional Information included with the Trust's registration statement is substantially similar to the current Prospectus and SAI, with the exception of (1) the subscription period disclosure in the Prospectus (supplement appearing before the cover page), (2) the revised dates in the Prospectus (cover page and pages 14, 17, 28, 31, 42 and 45), (3) the corrected ticker symbols in the Prospectus (pages 17, 31, and 45), (4) the minor change to tax disclosure in the SAI (page B-25), and (5) the revised dates in the SAI (pages B-32, B-35, B-39, B-41 and B-42). Based on this similarity, in accordance with SEC Rel. No. 33-6510, we hereby request selective review of the Trust's filing.

Please contact me at (610) 669-6893 if you are unable to afford this filing selective review, or if you have any questions or comments. Thank you.


Sincerely,


Edward C. Delk
Principal
The Vanguard Group, Inc.

cc: Christian Sandoe, Esq.
  U.S. Securities and Exchange Commission




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                                                          [SHIP] [VANGUARD LOGO]

April 1, 2008



U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


RE:VANGUARD VALLEY FORGE FUNDS--461(A) REQUEST FOR ACCELERATION OF EFFECTIVENESS
   FILE NO.  333-48863
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Commissioners:


Pursuant to Rule 461(a) under the Securities Act of 1933, Vanguard Valley Forge Funds (the "Trust") and its distributor, Vanguard Marketing Corporation, respectfully request that the effectiveness of the Trust's registration statement on Form N-1A be accelerated to Monday, April 21, 2008. Post-Effective Amendment No.38 to the registration statement has been filed today, April 1, 2008.



Sincerely,


VANGUARD VALLEY FORGE FUNDS



__________________________________
Name: John J. Brennan (Heidi Stam)*
Title: Chairman and Chief Executive Officer


VANGUARD MARKETING CORPORATION, Distributor



__________________________________
Name: Michael Kimmel
Title: Secretary


cc: Christian Sandoe, Esq.
  U.S. Securities and Exchange Commission